Merger and Reverse Recapitalization - Schedule of Number of Shares of Common Stock Outstanding on Merger (Details) - shares	9 Months Ended
	Sep. 30, 2025	Jan. 14, 2025	Jan. 13, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Common stock, shares outstanding	106,754,588	98,818,874		48,376,052	17,454,353
Sponsor forfeiture	(2,000,000)
Shareholder Note receivable	750,000
PIPE shares	1,529,500
Merger And Pipe Financing Shares, Total	11,408,957
Legacy Blaize shares	87,314,968
Issuance of common stock to advisors	94,949
Class A common stock [Member] | Bur Tech
Business Acquisition [Line Items]
Common stock, shares outstanding			10,816,995
Common stock shares subject to redemption outstanding prior to merger	4,104,543
Redemption of common stock shares to business combination	(937,844)
Non-redemption escrow	(2,854,242)
Common stock (in shares)	9,879,452
Class B Common Stock | Bur Tech
Business Acquisition [Line Items]
Common stock, outstanding prior to the Merger	5